General Information - Additional Information (Detail) - 12 months ended Dec. 31, 2018 S/ in Millions, $ in Millions	PEN (S/)	USD ($)	USD ($)
General Information [abstract]
Payments to secure trust contingent obligations	S/ 73.5	$ 22.3
Maximum eventual liability	148.4		$ 45.8
Increase in trust assets worth	10.1	3.0
Increase in trust liability	S/ 10.5	$ 3.1